FINANCIAL RISK MANAGEMENT - INTEREST RATE (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Interest rate swap contract [member] | Interest rate risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments designated as hedging instruments, at fair value	$ (1,212)
Interest rate swap contract [member] | Top of range [member] | Interest rate risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments designated as hedging instruments, at fair value	$ (1,174)
Interest rate swap contract [member] | Top of range [member] | Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible change, market risk [Concept]	10.00%
Interest rate swap contract [member] | Bottom of range [member] | Interest rate risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments designated as hedging instruments, at fair value	$ (1,248)
Interest rate swap contract [member] | Bottom of range [member] | Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible change, market risk [Concept]	(10.00%)
Currency swap contract [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments designated as hedging instruments, at fair value		$ 3,037
Currency swap contract [member] | Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments designated as hedging instruments, at fair value	$ 3,037
Currency swap contract [member] | Top of range [member] | Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments designated as hedging instruments, at fair value	$ 2,718
Percentage of reasonably possible change, market risk [Concept]	10.00%
Currency swap contract [member] | Bottom of range [member] | Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments designated as hedging instruments, at fair value	$ 3,838
Percentage of reasonably possible change, market risk [Concept]	(10.00%)